Note 7 - Securities Sold Under Agreements to Repurchase 1	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Securities Sold Under Agreements to Repurchase [Text Block]

7.         Securities Sold Under Agreements to Repurchase

The Company enters into agreements under which it sells securities subject to an obligation to repurchase the same or similar securities. Under these arrangements, the Company may transfer legal control over the assets but still retain effective control through an agreement that entitles and obligates the Company to repurchase the assets.

As a result, these repurchase agreements are accounted for as collateralized financing agreements (i.e., secured borrowings) and not as a sale and subsequent repurchase of securities. The obligation to repurchase the securities is reflected as a liability in the Company’s consolidated balance sheets, while the securities underlying the repurchase agreements remain in the respective investment securities asset accounts. In other words, there is no offsetting or netting of the investment securities assets with the repurchase agreement liabilities.

The following table presents the liabilities subject to an enforceable master netting arrangement or repurchase agreements as of September 30, 2024 and December 31, 2023 (dollars in thousands):

				Gross Amounts Not Offset in the Balance Sheets
September 30, 2024	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Net Amounts of Liabilities Presented in the Balance Sheets	Financial Instruments	Cash Collateral Pledged	Net Amount

Repurchase agreements:
Commercial customers (a)	$1,080	$-	$1,080	$1,080	$-	$-

				Gross Amounts Not Offset in the Balance Sheets
December 31, 2023	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Net Amounts of Liabilities Presented in the Balance Sheets	Financial Instruments	Cash Collateral Pledged	Net Amount

Repurchase agreements:
Commercial customers (a)	$1,231	$-	$1,231	$1,231	$-	$-

(a)         As of September 30, 2024 and December 30, 2023, the fair value of securities pledged in connection with repurchase agreements was $1,128 and $1,364, respectively.

7.         Securities Sold Under Agreements to Repurchase

The Company enters into agreements under which it sells securities subject to an obligation to repurchase the same or similar securities. Under these arrangements, the Company may transfer legal control over the assets but still retain effective control through an agreement that entitles and obligates the Company to repurchase the assets.

As a result, these repurchase agreements are accounted for as collateralized financing agreements (i.e., secured borrowings) and not as a sale and subsequent repurchase of securities. The obligation to repurchase the securities is reflected as a liability in the Company’s consolidated balance sheets, while the securities underlying the repurchase agreements remain in the respective investment securities asset accounts. In other words, there is no offsetting or netting of the investment securities assets with the repurchase agreement liabilities.

The following table presents the liabilities subject to an enforceable master netting arrangement or repurchase agreements as of December 31, 2023 and 2022 (dollars in thousands):

				Gross Amounts Not Offset in the Balance Sheets
December 31, 2023	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Net Amounts of Liabilities Presented in the Balance Sheets	Financial Instruments	Cash Collateral Pledged	Net Amount

Repurchase agreements:
Commercial customers (a)	$1,231	$-	$1,231	$1,231	$-	$-

				Gross Amounts Not Offset in the Balance Sheets
December 31, 2022	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Net Amounts of Liabilities Presented in the Balance Sheets	Financial Instruments	Cash Collateral Pledged	Net Amount

Repurchase agreements:
Commercial customers (a)	$1,694	$-	$1,694	$1,694	$-	$-

(a)         As of December 31, 2023 and 2022, the fair value of securities pledged in connection with repurchase agreements was $1,364 and $1,859, respectively.